Schedule of Investments (unaudited) July 31, 2020	iShares® 1-3 Year International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Foreign Government Obligations

Australia — 4.6%
Australia Government Bond
2.00%, 12/21/21(a)	AUD	220	$161,535
2.25%, 11/21/22	AUD	1,275	955,449
5.50%, 04/21/23(a)	AUD	1,129	923,679
5.75%, 07/15/22(a)	AUD	750	594,865

			2,635,528

Austria — 4.6%
Republic of Austria Government Bond
0.00%, 04/20/23(b)(c)	EUR	350	421,283
0.00%, 07/15/23(b)(c)	EUR	270	325,054
3.40%, 11/22/22(b)	EUR	550	711,510
3.50%, 09/15/21(b)	EUR	630	779,110
3.65%, 04/20/22(b)	EUR	325	412,406

			2,649,363

Belgium — 4.6%
Kingdom of Belgium Government Bond
2.25%, 06/22/23(a)	EUR	290	371,765
4.00%, 03/28/22	EUR	525	668,814
4.25%, 09/28/21(b)	EUR	530	661,947
4.25%, 09/28/22(b)	EUR	725	948,441

			2,650,967

Canada — 4.6%
Canadian Government Bond
0.50%, 03/01/22	CAD	600	449,931
0.75%, 09/01/21	CAD	489	366,898
1.00%, 09/01/22	CAD	755	572,306
1.50%, 06/01/23	CAD	440	340,250
1.75%, 03/01/23	CAD	800	620,482
2.75%, 06/01/22	CAD	400	312,451

			2,662,318

Denmark — 1.9%
Denmark Government Bond
0.25%, 11/15/22(b)	DKK	2,755	446,082
3.00%, 11/15/21	DKK	3,750	622,812

			1,068,894

Finland — 2.2%
Finland Government Bond
0.00%, 04/15/22(b)(c)	EUR	343	409,783
1.50%, 04/15/23(b)	EUR	350	437,934
1.63%, 09/15/22(b)	EUR	325	402,848

			1,250,565

France — 8.5%
French Republic Government Bond OAT
0.00%, 02/25/22(a)(c)	EUR	300	358,227
0.00%, 05/25/22(a)(c)	EUR	1,235	1,477,182
0.00%, 02/25/23(a)(c)	EUR	475	570,562
0.00%, 03/25/23(a)(c)	EUR	300	360,710
1.75%, 05/25/23(a)	EUR	600	757,391
3.00%, 04/25/22(a)	EUR	600	754,198
3.25%, 10/25/21(a)	EUR	445	551,260
8.50%, 04/25/23(a)	EUR	60	88,773

			4,918,303

Germany — 6.7%
Bundesobligation
0.00%, 10/08/21(a)(c)	EUR	400	476,831
0.00%, 04/08/22(a)(c)	EUR	230	275,173
0.00%, 04/14/23(a)(c)	EUR	300	362,068

Security		Par (000)	Value

Germany (continued)
Bundesrepublik Deutschland Bundesanleihe
1.50%, 09/04/22(a)	EUR	600	$743,095
1.50%, 02/15/23(a)	EUR	350	437,822
1.50%, 05/15/23(a)	EUR	200	251,513
1.75%, 07/04/22(a)	EUR	300	371,764
2.00%, 01/04/22(a)	EUR	260	319,459
2.25%, 09/04/21(a)	EUR	300	366,049
Bundesschatzanweisungen, 0.00% 12/10/21(a)(c)	EUR	220	262,603

			3,866,377

Ireland — 2.7%
Ireland Government Bond
0.00%, 10/18/22(a)(c)	EUR	325	389,193
0.80%, 03/15/22(a)	EUR	415	501,779
3.90%, 03/20/23(a)	EUR	500	661,550

			1,552,522

Italy — 9.6%
Italy Buoni Poliennali Del Tesoro
0.05%, 01/15/23(b)	EUR	200	236,458
0.35%, 11/01/21	EUR	220	261,765
0.60%, 06/15/23(a)	EUR	250	299,936
0.95%, 03/15/23	EUR	100	120,952
1.00%, 07/15/22(a)	EUR	475	572,810
1.20%, 04/01/22	EUR	300	362,002
1.35%, 04/15/22	EUR	300	363,109
1.45%, 09/15/22	EUR	475	578,592
2.15%, 12/15/21	EUR	250	304,821
3.75%, 08/01/21(b)	EUR	370	454,412
4.50%, 05/01/23	EUR	550	728,989
4.75%, 09/01/21	EUR	350	435,750
5.00%, 03/01/22	EUR	455	581,330
5.50%, 11/01/22(a)	EUR	175	232,102

			5,533,028

Japan — 22.8%
Japan Government Five Year Bond
0.10%, 09/20/21	JPY	69,550	659,669
0.10%, 12/20/21	JPY	194,000	1,841,376
0.10%, 03/20/22	JPY	101,000	959,199
0.10%, 06/20/22	JPY	35,000	332,588
0.10%, 09/20/22	JPY	225,000	2,139,383
0.10%, 12/20/22	JPY	115,000	1,094,202
0.10%, 03/20/23	JPY	200,000	1,903,755
0.10%, 06/20/23	JPY	75,000	714,603
Japan Government Ten Year Bond
0.80%, 06/20/23	JPY	10,000	97,167
1.00%, 03/20/22	JPY	187,000	1,801,925
1.10%, 09/20/21	JPY	120,000	1,151,038
Japan Government Twenty Year Bond, 1.80%, 06/20/23	JPY	11,600	115,886
Japan Government Two Year Bond, 0.10%, 01/01/22	JPY	30,000	284,769

			13,095,560

Netherlands — 4.7%
Netherlands Government Bond
0.00%, 01/15/22(b)(c)	EUR	700	835,282
1.75%, 07/15/23(b)	EUR	450	570,438
2.25%, 07/15/22(b)	EUR	485	606,088
3.75%, 01/15/23(b)	EUR	150	196,744
7.50%, 01/15/23(b)	EUR	350	497,685

			2,706,237

Norway — 1.0%
Norway Government Bond, 2.00%, 05/24/23(b)	NOK	5,000	579,644

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Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® 1-3 Year International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par/ Shares (000)	Value

Portugal — 1.5%
Portugal Obrigacoes do Tesouro OT, 2.20%, 10/17/22(b)	EUR	675	$844,562

Singapore — 2.9%
Singapore Government Bond
1.25%, 10/01/21	SGD	580	427,736
1.75%, 04/01/22	SGD	350	261,623
1.75%, 02/01/23	SGD	500	377,747
2.00%, 02/01/24	SGD	1	771
2.75%, 07/01/23	SGD	400	312,150
3.13%, 09/01/22	SGD	380	293,362

			1,673,389

South Korea — 0.3%
Korea Treasury Bond
1.88%, 03/10/22	KRW	78,000	66,721
2.38%, 03/10/23	KRW	50,000	43,664
3.00%, 03/10/23	KRW	75,000	66,491

			176,876

Spain — 4.6%
Spain Government Bond
0.00%, 04/30/23(c)	EUR	620	739,734
0.05%, 10/31/21	EUR	250	297,385
0.35%, 07/30/23	EUR	300	362,010
0.40%, 04/30/22	EUR	500	599,407
5.40%, 01/31/23(b)	EUR	200	270,572
5.85%, 01/31/22(b)	EUR	300	388,013

			2,657,121

Sweden — 1.4%
Sweden Government Bond, 3.50%, 06/01/22	SEK	6,825	834,998

Switzerland — 0.6%
Swiss Confederation Government Bond, 4.00%, 02/11/23(a)	CHF	290	357,532

United Kingdom — 4.7%
United Kingdom Gilt
0.13%, 01/31/23(a)	GBP	270	356,147
0.50%, 07/22/22(a)	GBP	625	829,336
0.75%, 07/22/23(a)	GBP	300	403,909
1.75%, 09/07/22(a)	GBP	525	715,315
3.75%, 09/07/21(a)	GBP	108	147,562
4.00%, 03/07/22(a)	GBP	175	244,456

			2,696,725

Total Foreign Government Obligations — 94.5% (Cost: $51,898,990)			54,410,509

Short-Term Investments

Money Market Funds — 4.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.12%(d)(e)		2,354	2,354,000

Total Short-Term Investments — 4.1% (Cost: $2,354,000)			2,354,000

Total Investments in Securities — 98.6% (Cost: $54,252,990)			56,764,509

Other Assets, Less Liabilities — 1.4%			779,199

Net Assets — 100.0%			$57,543,708

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

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Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® 1-3 Year International Treasury Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$3,056,000	$—	$(702,000	)(a)	$—	$—	$2,354,000	2,354	$18,772	$—

(a)	Represents net amount purchased (sold).

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
3-Year Korea Bond Index	15	09/15/20	$1,414	$2,456

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

KRW	2,890,502,443	USD	2,395,080	GS	08/04/20	$31,059
USD	4,857,582	KRW	5,781,004,886	GS	08/04/20	5,304

						36,363

KRW	2,890,502,443	USD	2,430,832	GS	08/04/20	(4,693)
KRW	2,890,502,443	USD	2,426,730	GS	08/31/20	(3,279)

						(7,972)

	Net unrealized appreciation					$28,391

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Foreign Government Obligations	$—	$54,410,509	$—	$54,410,509
Money Market Funds	2,354,000	—	—	2,354,000

	$2,354,000	$54,410,509	$—	$56,764,509

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$36,363	$—	$36,363
Futures Contracts	2,456	—	—	2,456
Liabilities
Forward Foreign Currency Exchange Contracts	—	(7,972)	—	(7,972)

	$2,456	$28,391	$—	$30,847

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

3

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® 1-3 Year International Treasury Bond ETF

Counterparty Abbreviations

GS	Goldman Sachs & Co.

Currency Abbreviations

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

KRW	South Korean Won

NOK	Norwegian Krone

SEK	Swedish Krona

SGD	Singapore Dollar

USD	United States Dollar

4